SEGMENT AND GEOGRAPHICAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment And Geographical Information
Revenues	$ 211,059	$ 210,195	$ 207,299	$ 207,683	$ 205,822	$ 218,867	$ 218,781	$ 212,808	$ 213,095	$ 620,887	$ 620,804	$ 830,999	$ 863,551	$ 702,200
Interest expense	61,514	65,720	63,808	69,316	69,990	74,810	78,705	79,109	80,408	190,404	203,114	268,834	313,032	180,132
Segment profit	56,951		52,857							169,086	156,737	201,534	162,480	115,718
Depreciation and amortization												111,546	119,287	117,375
Expenditures for equipment on operating leases and for non-lease assets												386,361	356,902	260,047
Provision for credit losses	12,080		8,184							15,818	13,443	32,853	76,394	88,942
Additional disclosures
Segment assets	13,025,824	11,901,151				10,883,489				13,025,824		11,901,151	10,883,489	4,814,279
Managed portfolio		9,601,698				8,952,044						9,601,698	8,952,044	8,567,104
Assets from segments		12,012,792				10,991,310						12,012,792	10,991,310	4,922,789
Less: inter-segment balances		(6,269)				(2,449)						(6,269)	(2,449)	(3,138)
Less: investment in subsidiaries		(105,372)				(105,372)						(105,372)	(105,372)	(105,372)
Reportable segment
Segment And Geographical Information
Revenues	211,059		207,299							620,887	620,804
Interest expense	61,514		63,808							190,404	203,114
Segment profit	56,951		52,857							169,086	156,737	201,534	162,510	115,780
Depreciation and amortization	27,266		28,009							81,225	85,579
Expenditures for equipment on operating leases and for non-lease assets	125,362		62,029							308,195	250,818
Provision for credit losses	12,080		8,184							15,818	13,443
Additional disclosures
Segment assets	13,025,824	11,901,151				10,883,489				13,025,824		11,901,151	10,883,489	4,814,279
Managed portfolio	11,245,308	9,601,698								11,245,308		9,601,698
United States
Segment And Geographical Information
Revenues	163,361		158,757							479,132	476,411	641,252	681,698	552,402
Interest expense	48,990		49,299							150,937	155,893	207,657	255,316	139,009
Segment profit	41,839		37,309							123,048	113,975	146,709	100,291	66,931
Depreciation and amortization	18,824		19,328							56,667	60,575	78,568	90,041	94,804
Expenditures for equipment on operating leases and for non-lease assets	100,607		42,731							231,908	177,925	292,823	268,593	210,811
Provision for credit losses	9,169		7,735							12,735	12,895	28,974	74,370	85,881
Additional disclosures
Segment assets	10,653,656	9,654,594				8,683,991				10,653,656		9,654,594	8,683,991	3,617,870
Managed portfolio	9,132,370	7,827,253				7,214,953				9,132,370		7,827,253	7,214,953	6,923,772
Canada
Segment And Geographical Information
Revenues	49,015		48,542							143,530	144,393	189,747	181,853	149,798
Interest expense	13,841		14,509							41,242	47,221	61,177	57,716	41,123
Segment profit	15,112		15,548							46,038	42,900	54,825	62,219	48,849
Depreciation and amortization	8,442		8,681							24,558	25,004	32,978	29,246	22,571
Expenditures for equipment on operating leases and for non-lease assets	24,755		19,298							76,287	72,893	93,538	88,309	49,236
Provision for credit losses	2,911		449							3,083	548	3,879	2,024	3,061
Additional disclosures
Segment assets	2,594,918	2,358,198				2,307,319				2,594,918		2,358,198	2,307,319	1,304,919
Managed portfolio	2,112,938	1,774,445				1,737,091				2,112,938		1,774,445	1,737,091	1,643,332
Eliminations
Segment And Geographical Information
Revenues	(1,317)									(1,775)
Interest expense	(1,317)									(1,775)
Segment profit											(138)		30	62
Additional disclosures
Segment assets	$ (222,750)	$ (111,641)								$ (222,750)		$ (111,641)